CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
CONSOLIDATED BALANCE SHEETS
Marketable securities measured at fair value | ¥	¥ 69		¥ 81
Available-for-sale debt securities measured at fair value | ¥	¥ 175		¥ 230
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	80,000,000,000		80,000,000,000
Ordinary shares, shares issued	3,098,323,810		3,105,094,690
Ordinary shares, shares outstanding	3,071,525,690		3,083,916,600
Treasury shares, shares	26,798,120		21,178,090